Schedule of Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012
Leases Future Minimum Payments [Line Items]
Fiscal 2013	$ 44
Fiscal 2014	33
Fiscal 2015	26
Fiscal 2016	12
Fiscal 2017	6
Thereafter	24
Operating Leases, Future Minimum Payments Due	145
Less sublease income	11
Total	$ 134